FAIR VALUE MEASUREMENTS (Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs) (Details) (Fair Value Of Embedded Derivatives [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 5,707	$ 4,037
Fair value of Exchange Option within second research and development arrangement	569	1,557
Change in fair value of Exchange Option and embedded derivatives within research and developmnet arrangements	588	113
Balance at end of year	6,864	5,707
Cash Consideration Component Of Balance [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at end of year	744	443
Outstanding options to non-employee, liability fair value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at end of year	$ 264	$ 284